Profit/(loss) from discontinued operations	12 Months Ended
Dec. 31, 2024
Profit loss from discontinued operating [Abstract]
Disclosure of discontinued operations [text block]
NOTES ON PROFIT/(LOSS) FROM DISCONTINUED OPERATIONS
2.8 PROFIT/(LOSS) FROM DISCONTINUED OPERATIONS
Profit from discontinued operations for 2024, 2023 and 2022 amounted to EUR 14 million, EUR 16 million and EUR 64 million, respectively, relating to the Services Division.
Services Division
As also explained in Note 1.1.4, the Services Division divestment process was completed in 2022.
During 2024 and 2023, profit from discontinued operations amounted to EUR 14 million and EUR 16 million respectively and relates mainly to the update of the indemnities and earn-outs following the divestment of the Services Business in Spain and Portugal and other adjustments related to the Amey business divestment in the UK.
The main impact recognized in discontinued operations in 2022 relates to the divestment of the Amey business in the UK, completed in December 2022, generating a capital gain of EUR 58 million, including the transfer to the income statement of currency translation differences accumulated in equity (EUR -156 million) and interest rate hedging derivatives (EUR -15 million) (see Note 5.1.1).
For a better understanding of the results of the Services business and the way in which they have been included in the Group’s consolidated results, the accompanying table provides a breakdown by line of profit/(loss) from these discontinued operations in 2024, 2023 and 2022.

(Million euro)	2024	2023	2022
Revenue	—	—	2
Operating profit/(loss)	14	28	9
Net financial income/(expense)	—	(15)	(1)
Share of profits of equity-accounted companies	—	—	5
Consolidated profit/(loss) before tax	14	13	13
Corporate income tax	—	3	(10)
Profit/(loss) after tax	14	16	3
Profit/(loss) for the year attributed to non- controlling interests	—	—	—
Profit/(loss) for the year attributed to the parent company	14	16	3
Adjustments to discontinued operations	—	—	61
Profit/(loss) from discontinued operations	14	16	64